SEGMENT INFORMATION - Major Customers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Non-current assets	$ 109,746	$ 20,885
Intangible assets	87,879	16,927
Restricted cash	16,164	152
Right-of-use assets	5,192	$ 3,578
Israel
Disclosure of major customers [line items]
Non-current assets	7,500
Intangible assets	5,700
Right-of-use assets	1,400
U.S.
Disclosure of major customers [line items]
Non-current assets	102,300
Intangible assets	82,200
Restricted cash	16,000
Right-of-use assets	$ 3,800
Minimum
Disclosure of major customers [line items]
Payment terms for customers	30 days
Maximum
Disclosure of major customers [line items]
Payment terms for customers	60 days
Customer A
Disclosure of major customers [line items]
Percentage of revenue	35.00%
Customer B
Disclosure of major customers [line items]
Percentage of revenue	28.00%
Customer C
Disclosure of major customers [line items]
Percentage of revenue	35.00%	10.00%
Customer D
Disclosure of major customers [line items]
Percentage of revenue		45.00%	42.00%
Customer E
Disclosure of major customers [line items]
Percentage of revenue		18.00%	46.00%